Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity)	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity)
TRANSFERS AND SERVICING OF FINANCIAL ASSETS (INCLUDING MORTGAGE BANKING ACTIVITY)
Commercial Banking Activity
The unpaid principal balances of loans serviced for others were $1.0 billion and $888.4 million at December 31, 2016 and 2015, respectively. Custodial escrow balances maintained in connection with the foregoing portfolio of loans serviced for others, and included in demand deposits, were not significant at December 31, 2016 and 2015.
Mortgage Banking Activity
IBERIABANK through its subsidiary, IMC, originates mortgage loans for sale into the secondary market. The loans originated primarily consist of residential first mortgages that conform to standards established by the GSEs, but can also consist of junior lien loans secured by residential property. These sales are primarily to private companies that are unaffiliated with the GSEs on a servicing-released basis. During 2016, $14.0 million of mortgage loans held for sale for which the fair value option was elected were transferred from loans held for sale to loans held for investment. Changes to the carrying amount of mortgage loans held for sale at December 31 are presented in the following table.

(Dollars in thousands)	2016	2015	2014
Balance at beginning of period	$166,247	$140,072	$128,442
Originations and purchases	2,460,033	2,464,588	1,675,538
Sales, net of gains	(2,451,459)	(2,432,979)	(1,657,409)
Mortgage loans transferred to held for investment	(14,017)	—	—
Other	(3,763)	(5,434)	(6,499)
Balance at end of period	$157,041	$166,247	$140,072

The following table details the components of mortgage income for the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Fair value changes of derivatives and mortgage loans held for sale:
Mortgage loans held for sale and derivatives	$1,361	$2,216	$631
Derivative settlements, net	(6,640)	(5,017)	(8,743)
Gains on sales	87,925	82,671	59,156
Servicing and other income, net	1,207	792	753
	$83,853	$80,662	$51,797

Servicing Rights
Servicing rights are recorded at the lower of cost or market value in “other assets” on the Company's consolidated balance sheets and amortized over the remaining servicing life of the loans, with consideration given to prepayment assumptions. Mortgage servicing rights had the following carrying values as of the periods indicated:

	December 31, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
(Dollars in thousands)
Mortgage servicing rights	$7,202	$(3,144)	$4,058	$6,104	$(2,320)	$3,784

In addition, there was an insignificant amount of non-mortgage servicing rights related to SBA loans as of December 31, 2016 and no non-mortgage servicing rights as of December 31, 2015.